Distribution of Income from Operations by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Excluding Non- recurring charges, net	$ 39,260	$ 92,095	$ 116,260
Non- recurring charges, net	(9,817)		(8,808)
Income from operations	29,443	92,095	107,452
Ireland
Segment Reporting Information [Line Items]
Excluding Non- recurring charges, net	(33,139)	36,636	54,010
Non- recurring charges, net	(1,564)		73
Income from operations	(34,703)	36,636	54,083
Rest Of Europe
Segment Reporting Information [Line Items]
Excluding Non- recurring charges, net	35,175	24,212	21,537
Non- recurring charges, net	(3,000)		2,408
Income from operations	32,175	24,212	23,945
U.S.
Segment Reporting Information [Line Items]
Excluding Non- recurring charges, net	30,127	25,017	36,280
Non- recurring charges, net	(5,253)		(11,289)
Income from operations	24,874	25,017	24,991
Other
Segment Reporting Information [Line Items]
Excluding Non- recurring charges, net	7,097	6,230	4,433
Income from operations	$ 7,097	$ 6,230	$ 4,433